Revenue by Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Schedule Of Geographical Information [Line Items]
Total revenues	$ 2,064.9	$ 1,994.8	$ 1,916.5
Americas
Schedule Of Geographical Information [Line Items]
Total revenues	929.8	912.7	892.4
Europe Middle East and Africa
Schedule Of Geographical Information [Line Items]
Total revenues	891.4	849.9	809.0
Asia Pacific
Schedule Of Geographical Information [Line Items]
Total revenues	$ 243.7	$ 232.2	$ 215.1

[1]	Starting 2019, Middle East and Africa are part of the “Europe Middle East and Africa” region, while before it was part of “Asia Pacific, Middle East and Africa” region. 2018 figures were reclassified to present the updated revenue distribution by geography.